Share capital (Tables)	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Summary of Issued and Fully Paid Ordinary Shares

Issued and fully paid ordinary shares of €0.07 each [A]
	Number of shares		Nominal value ($ million)
	A	B	A	B	Total
At January 1, 2018	4,597,136,050	3,745,486,731	387	309	696
Repurchase of shares	(125,246,754)	—	(11)	—	(11)
At December 31, 2018	4,471,889,296	3,745,486,731	376	309	685
At January 1, 2017	4,428,903,813	3,745,486,731	374	309	683
Scrip dividends	168,232,237	—	13	—	13
At December 31, 2017	4,597,136,050	3,745,486,731	387	309	696

[A] Share capital at December 31, 2018, and 2017, also included 50,000 issued and fully paid sterling deferred shares of £1 each.